Exploration and Evaluation Assets (Details Narrative) - CAD ($)							3 Months Ended		12 Months Ended				48 Months Ended
	Feb. 18, 2020	May 04, 2018	Apr. 11, 2016	Aug. 01, 2015	Mar. 04, 2012	Aug. 15, 2011	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015	Sep. 25, 2019
Statement Line Items [Line Items]
Acquisition and exploration related cost							$ 59,000	$ 296,000
Post Creek Property [Member]
Statement Line Items [Line Items]
Advances payable annually on net smelter return royalties				$ 10,000
Payments made in advance							5,000	5,000
Exploration and license related expenditures							3,406	9,949
Halcyon Property [Member]
Statement Line Items [Line Items]
Advances payable annually on net smelter return royalties				$ 8,000
Payments made in advance							4,000	4,000
Exploration and license related expenditures							7,406	8,407
Quetico Property [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures								5,517	$ 10,993
Acquisition and exploration related cost											$ 64,256
Exploration claim description									The second anniversary of the recording of a claim and by each anniversary thereafter, a minimum of $400 worth of exploration activity per claim unit must be reported to the Provincial Recording Office.
Quetico Property [Member] | Prior to April 26, 2021 [Member]
Statement Line Items [Line Items]
Total annual work requirement cost							324,000
Loveland (Enid Creek) Property [Member]
Statement Line Items [Line Items]
Acquisition and exploration related cost									$ 437,897
Percentage of interest in property to be acquired on basis of option agreement														100.00%
Acquisition costs									$ 1,525,000	$ 25,000
Issuance of common shares									300,000	300,000
Common shares fair value										$ 51,000
Loveland (Enid Creek) Property [Member] | NSR [Member]
Statement Line Items [Line Items]
Percentage of interest in property to be acquired on basis of option agreement														1.00%
Loveland (Enid Creek) Property [Member] | September 25, 2024 [Member]
Statement Line Items [Line Items]
Acquisition and exploration related cost									$ 4,500,000
Lingman Lake Property [Member]
Statement Line Items [Line Items]
Acquisition and exploration related cost
Maniitsoq Property [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures							$ 38,304	27,527
Percentage of net smelter return royalties							2.50%
Percentage of net smelter return royalties after reduction							1.00%
Payment required to reduce net smelter return royalties							$ 2,000,000
Number of days from decision to commence commercial production to reduce net smelter return royalties							60 days
Period of additional license application for years 11-13							3 years
Period of additional license application after year 13							3 years
License period description							At the expiration of the first license period, the Company may apply for a second license period (years 6-10), and the Company may apply for a further 3-year license for years 11 to 13. Thereafter, the Company may apply for additional 3-year licenses for years 14 to 16, 17 to 19 and 20 to 22. The Company will be required to pay additional license fees and will be obligated to incur minimum eligible exploration expenses for such years.
Restoration obligations									267,000
Sulussugut License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures							$ 26,665	20,093
License period description							The credits available from each year may be carried forward for 3 years plus 1 year extension and expire between December 31, 2022 to December 2024. The Company has no exploration commitment for 2021 year.
License fee paid						$ 5,742						$ 7,982	$ 26,115,831
Period of additional license application after first period			5 years
Exploration requirement													15,808,386
Exploration cost									56,262,968
Total carried credits									58,776,729
Approved exploration expenditures									179,076
Sulussugut License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid						$ 31,400						$ 40,400
Exploration requirement													$ 83,809,340
Total carried credits									283,945,553
Approved exploration expenditures									865,100
Ininngui License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures							$ 10,566	2,089
License period description					The Ininngui License was valid for an initial 5 years until December 31, 2016, with December 31, 2012 being the first year. The license was extended for a further 5 years, until December 31, 2021, with December 31, 2017 being the first year. During the year ended December 31, 2020, the Company received one year period license extension, which provides for renewal period until 2022.		The credits available from each year may be carried forward for 3 years plus 1 year extension and expire between December 31, 2022 to December 2024. The Company has no exploration commitment for 2021 year.
License fee paid					$ 5,755
Exploration cost									5,199,578
Total carried credits									6,297,882
Ininngui License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid					$ 32,200
Total carried credits									$ 30,424,551
Ikertoq License [Member]
Statement Line Items [Line Items]
Minimum exploration expenditures and actual spend on exploration costs payable in cash, description									The minimum exploration expenditures on the license in any one year from years 2-5, the Company may pay 50% of the difference in cash to BMP as full compensation for that year. This procedure may not be used for more than 2 consecutive calendar years and as at December 31, 2020, the Company has not used the procedure for the license.
Percentage of difference between minimum exploration expenditures and actual spend on exploration costs payable in cash									50.00%
Carbonatite License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures							$ 1,073	$ 1,044
License period description		The Carbonatite License is valid for 5 years until December 31, 2022, with December 31, 2020 being the third year. During the year ended December 31, 2020, the Company received one year period license extension, which provides for renewal period until 2023.					The credit available from each year may be carried forward 3 years plus 1 year extension and expire between December 31, 2023 to December 2024. The Company has no exploration commitment for 2021 year.
License fee paid		$ 6,523
Exploration cost									$ 1,504,317
Total carried credits									2,182,706
Carbonatite License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid		$ 31,000
Total carried credits									$ 10,544,473
West Greenland Prospecting License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures
License period description	The Company was granted new prospective license No. 2020/05, by the BMP of Greenland for a period of 5 years ending December 31, 2024.
License fee paid	$ 4,301
West Greenland Prospecting License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid	$ 21,900